NOTES PAYABLE (Tables)	12 Months Ended
Sep. 30, 2014
Notes Payable Tables
NOTES PAYABLE
September 30,	2014	2013	2012
Promissory Notes Issued and outstanding, net of repayments and conversions:	$916,750	$597,827	$699,126
Interest accrued	411,766	343,789	296,786
Promissory Notes Payable	$1,328,516	$941,616	$995,912